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iShares Edge U.S. Fixed Income Balanced Risk ETF
iSHARES® EDGE U.S. FIXED INCOME BALANCED RISK ETF Ticker: FIBR Stock Exchange: Cboe BZX
Investment Objective
The iShares Edge U.S. Fixed Income Balanced Risk ETF (the “Fund”) seeks to track the investment results of an index, composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA, or its affiliates, through February 29, 2024. The contractual waiver may be terminated prior to February 29, 2024 only upon written agreement of the Trust and BFA.

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses		Total Annual Fund Operating Expenses	Fee Waiver		Total Annual Fund Operating Expenses After Fee Waiver
iShares Edge U.S. Fixed Income Balanced Risk ETF | iShares Edge U.S. Fixed Income Balanced Risk ETF	0.25%	none	none	none	[1]	0.25%	none	[1]	0.25%
[1]	The amount rounded to 0.00%.

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
iShares Edge U.S. Fixed Income Balanced Risk ETF | iShares Edge U.S. Fixed Income Balanced Risk ETF | USD ($)	26	80	141	318

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 504% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to track the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index (the “Underlying Index”), which measures the performance of the corporate and mortgage portion of the Bloomberg Barclays U.S. Universal Index (the “Parent Index”) while targeting an equal allocation between interest rate and credit spread risk.

As of October 31, 2019, approximately 84.9% of the Underlying Index consisted of issuers organized or located in the United States, and there were 5,993 issues in the Underlying Index from issuers in over 31 countries or regions. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include mortgage-backed securities (“MBS”) and companies in the financials industry or sector. A significant portion of the portfolio is invested in U.S. dollar-denominated investment-grade and high yield fixed-income securities (commonly known to investors as “junk bonds”). The components of the Underlying Index are likely to change over time. Securities may be registered or privately placed.

The Underlying Index uses a rules-based approach to calculate an equal volatility-weighted allocation to each of five segments of the Parent Index: (1) investment-grade corporate bonds 1-5 year; (2) investment-grade corporate bonds 5-10 year; (3) high yield corporate bonds rated BB or higher; (4) high yield corporate bonds rated below BB; and (5) U.S. agency MBS. Segments with lower credit spread volatility receive a higher weighting in the Underlying Index, and segments with higher credit spread volatility receive a lower weighting in the Underlying Index, with the result that the contribution of each segment to overall credit spread volatility is approximately equal. Credit spread volatility aims to capture the volatility of the return attributable to the credit quality of the security. Credit spread volatility for investment-grade corporate securities and MBS components are measured differently than the Fund’s high yield securities.

To increase overall yield and credit spread exposure, the Underlying Index incorporates a leverage factor of up to 25% that redeploys MBS exposure, via cash pending settlement from to-be-announced (“TBA”) mortgage transactions, toward other index constituent securities. The Underlying Index further adjusts interest rate risk so that it equals credit spread risk, by adding either long positions in U.S. Treasury bonds or short positions in U.S. Treasury futures. The Underlying Index is rebalanced monthly.

BFA uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index (i.e., TBAs) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Underlying Index is sponsored by Bloomberg Index Services Limited (the “Index Provider” or “Bloomberg”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset Class Risk. Securities and other assets in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of this prospectus (the “Prospectus”)) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Balancing Risk Exposure Strategy Risk. The Fund seeks long exposure to investment-grade and high-yield corporate bonds, long exposure to U.S. dollar-denominated MBS and TBAs, long exposure to U.S. Treasury securities and short exposure to U.S. Treasury futures and/or swaps, with a goal of balancing the expected contribution to risk from interest rates and credit spreads. There is no guarantee that the interest rate risk and credit spread risk will be balanced, or that the returns on the Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer's or counterparty's financial condition and on the terms of an obligation.

Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that have differences in credit quality or other factors) may increase, which may reduce the market values of the Fund's securities. While the Fund may employ strategies to mitigate credit spread risk, these strategies may not be successful.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, the Index Provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Derivatives Risk. The Fund’s use of derivatives, may reduce the Fund’s returns or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the underlying asset, the performance of the asset class to which the Fund seeks exposure or to the performance of the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Certain derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. To the extent that the Fund invests in rolling futures contracts, it may be subject to additional risk. The impact of U.S. and global regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, may delay or restrict the exercise by the Fund of termination rights or remedies upon a counterparty default under derivatives held by the Fund (which could result in losses), or may otherwise adversely affect the value or performance of derivatives.

Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Hedging Risk. The Fund seeks to mitigate the potential impact of interest rates on the performance of bonds by entering into short positions in U.S. Treasury futures or similar positions through transactions in interest rate swaps. The Fund’s short positions in U.S. Treasury futures and interest rate swaps are not intended to mitigate credit spread risk or other factors influencing the price of bonds, which may have a greater impact than interest rates. There is no guarantee that the Fund’s short positions will completely eliminate the interest rate risk of the long positions in bonds. In addition, when interest rates fall, long–only bond investments will perform better than the Fund’s investments. In certain falling interest rate environments, the Fund’s hedging strategy could result in disproportionately larger losses in the short U.S. Treasury futures and interest rate swaps positions as compared to gains in the long bond positions attributable to interest rate changes. There is no guarantee the Fund will have positive returns, even in environments of sharply rising Treasury interest rates in which the Fund’s short positions might be expected to mitigate the effects of such rises. The Fund will incur expenses when entering into short positions.

High Portfolio Turnover Risk. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities.

High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch, or “Baa3” by Moody's), or are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. During periods of market volatility, liquidity in the market for the Fund’s shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV.

Income Risk. The Fund's income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The historically low interest rate environment, together with recent modest rate increases, heightens the risks associated with rising interest rates.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure.The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk. As the Fund will not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Investment Risk. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the security’s maturity, which may cause the Fund to have to reinvest in securities with lower yields or higher risk of default, resulting in a decline in the Fund’s income or return potential.

Privately Issued Securities Risk. The Fund will invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”). Privately issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. INDEX EXCHANGE TRADED FUNDS (“ETFs”) THAT TRACK INDICES WITH SIGNIFICANT WEIGHT IN HIGH YIELD SECURITIES MAY EXPERIENCE HIGHER TRACKING ERROR THAN OTHER INDEX ETFs THAT DO NOT TRACK SUCH INDICES. Because the fundamental policies of the Fund do not provide for the Fund to concentrate holdings in accordance with the concentrations included in the Underlying Index, the Fund may experience higher tracking error than other index ETFs.

U.S. Agency Mortgage-Backed Securities Risk. The Fund invests in MBS issued or guaranteed by the U.S. government or one of its agencies or sponsored entities, some of which may not be backed by the full faith and credit of the U.S. government. MBS represent interests in “pools” of mortgages and are subject to interest rate, prepayment, and extension risk. MBS react differently to changes in interest rates than other bonds, and the prices of MBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. MBS are also subject to the risk of default on the underlying mortgage loans, particularly during periods of economic downturn. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses.

U.S. Government Issuers Risk. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government or U.S. government agencies and authorities may cause the value of the Fund's investments to decline.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
The Fund is continuing the operations of a series of iShares U.S. ETF Trust (the “Predecessor Fund”). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a reorganization (the “Reorganization”), which was tax-free for U.S. federal income tax purposes. The Reorganization occurred on February 5, 2018. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund, which was actively managed by BFA using an investment strategy substantially similar to the methodology of the Underlying Index.The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus. If BFA had not waived certain Fund fees during certain periods, the Fund's returns would have been lower.
Year by Year Returns (Years Ended December 31)
[1]	Following the completion of the Reorganization, the Fund employs different investment strategies than the Predecessor Fund in seeking to achieve its investment objective.

The best calendar quarter return during the periods shown above was 4.72% in the 1st quarter of 2019; the worst was -1.60% in the 1st quarter of 2018.

Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - iShares Edge U.S. Fixed Income Balanced Risk ETF		One Year	Since Predecessor Fund Inception	Inception Date
iShares Edge U.S. Fixed Income Balanced Risk ETF		10.35%	3.58%	Feb. 24, 2015
iShares Edge U.S. Fixed Income Balanced Risk ETF | Return After Taxes on Distributions	[1]	8.87%	2.27%
iShares Edge U.S. Fixed Income Balanced Risk ETF | Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.10%	2.14%
Bloomberg Barclays U.S. Fixed Income Balanced Risk Index (Index returns do not reflect deductions for fees, expenses, or taxes)	[2]	10.49%	3.75%
[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[2]	Index returns through February 4, 2018 reflect the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. Index returns beginning on February 5, 2018 reflect the performance of the Bloomberg Barclays U.S. Fixed Income Balanced Risk Index, which, effective as of February 5, 2018, became the Underlying Index of the Fund.